Note 9 - Customer and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Year Ended December 31,
Customer	2015	2014	2013
A	53%	52%	33%
B	*	16%	17%
C	12%	11%	24%

Receivables by Major Customers [Table Text Block]
	December 31,
Customer	2015	2014
A	65%	51%
B	*	21%
C	*	* %

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	Year Ended December 31,
	2015		2014		2013
	Revenues	Percentage of Revenues	Revenues	Percentage of Revenues	Revenues	Percentage of Revenues
United States	$45,082	46%	$44,963	44%	$39,057	38%
Germany	23,198	24	35,142	35	22,431	22
South Korea	10,629	11	5,667	6	20,953	21
Rest of the world	19,068	19	14,391	15	19,012	19
Total revenue	$97,977	100%	$100,163	100%	$101,453	100%

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
	December 31,
	2015	2014
United States	$10,752	$8,240
Rest of the world	573	592
Total long-lived assets, net	$11,325	$8,832